Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 89,207	$ 83,362	$ 85,903
FVTPL Securities	14,053	13,572	13,704
FVOCI Securities	78,493	74,476	64,515
Business and Government Loans	245,983	268,695	227,609
Derivative Assets
Derivative Assets	38,796	41,150	22,144
Derivative Liabilities
Derivative Liabilities	39,859	$ 45,909	23,598
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	89,207		85,903
FVTPL Securities	14,053		13,704
FVOCI Securities	78,493		64,515
Business and Government Loans	3,612		2,178
Securities sold but not yet purchased	30,579		26,253
Structured note liabilities and other note liabilities	17,467		15,829
Annuity liabilities	1,232		1,043
Fair value liabilities	49,278		43,125
Derivative Assets
Derivative Assets	38,796		22,144
Derivative Liabilities
Derivative Liabilities	39,859		23,598
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,644		8,330
FVTPL Securities	735		517
FVOCI Securities	27,582		11,944
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,023		7,527
FVTPL Securities	1,470		1,279
FVOCI Securities	4,725		6,012
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,210		8,763
FVTPL Securities	44		48
FVOCI Securities	18,679		15,975
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	408		674
FVOCI Securities	5,363		4,161
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,891		1,585
FVTPL Securities	95		49
FVOCI Securities	7,150		7,335
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,702		11,046
FVTPL Securities	3		5
FVOCI Securities	11,538		14,000
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,459		7,718
FVTPL Securities	8,237		8,217
FVOCI Securities	3,369		5,007
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	45		103
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	38,825		40,157
FVTPL Securities	3,469		3,589
FVOCI Securities	87		81
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	17,357		10,457
Derivative Liabilities
Derivative Liabilities	12,867		7,954
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	15,813		9,269
Derivative Liabilities
Derivative Liabilities	18,735		10,863
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	2,012		1,146
Derivative Liabilities
Derivative Liabilities	2,850		1,680
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	3,603		1,223
Derivative Liabilities
Derivative Liabilities	5,385		2,999
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	11		49
Derivative Liabilities
Derivative Liabilities	22		102
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	58,770		62,556
FVTPL Securities	2,626		2,456
FVOCI Securities	43,826		36,636
Securities sold but not yet purchased	25,323		22,393
Fair value liabilities	25,323		22,393
Derivative Assets
Derivative Assets	1,233		576
Derivative Liabilities
Derivative Liabilities	1,124		352
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,746		6,959
FVTPL Securities	627		410
FVOCI Securities	21,492		11,168
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,056		3,871
FVTPL Securities	239		364
FVOCI Securities	1,944		3,798
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,000		8,001
FVTPL Securities	9
FVOCI Securities	17,046		15,068
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	38		48
FVOCI Securities	6		1
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,406		888
FVOCI Securities	2,748		4,396
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5		14
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,694		2,620
FVTPL Securities	97		146
FVOCI Securities	590		2,205
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	38,825		40,155
FVTPL Securities	1,654		1,536
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	24		14
Derivative Liabilities
Derivative Liabilities	31		11
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	9		7
Derivative Liabilities
Derivative Liabilities	12		20
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	457		329
Derivative Liabilities
Derivative Liabilities	603		218
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	743		226
Derivative Liabilities
Derivative Liabilities	478		103
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	29,853		22,802
FVTPL Securities	9,620		9,264
FVOCI Securities	34,579		27,797
Business and Government Loans	1,409		442
Securities sold but not yet purchased	5,256		3,860
Structured note liabilities and other note liabilities	17,467		15,829
Annuity liabilities	1,232		1,043
Fair value liabilities	23,955		20,732
Derivative Assets
Derivative Assets	37,563		21,568
Derivative Liabilities
Derivative Liabilities	38,732		23,245
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,898		1,371
FVTPL Securities	108		107
FVOCI Securities	6,090		776
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,967		3,656
FVTPL Securities	1,231		915
FVOCI Securities	2,781		2,214
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,210		762
FVTPL Securities	35		48
FVOCI Securities	1,633		907
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	370		626
FVOCI Securities	5,356		4,159
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,485		697
FVTPL Securities	95		49
FVOCI Securities	4,402		2,939
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,113		10,494
FVTPL Securities	3		5
FVOCI Securities	11,538		14,000
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,765		5,091
FVTPL Securities	8,140		8,071
FVOCI Securities	2,779		2,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	45		103
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			2
FVTPL Securities	8		69
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	17,333		10,443
Derivative Liabilities
Derivative Liabilities	12,836		7,943
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	15,804		9,262
Derivative Liabilities
Derivative Liabilities	18,723		10,843
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,555		817
Derivative Liabilities
Derivative Liabilities	2,247		1,462
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	2,860		997
Derivative Liabilities
Derivative Liabilities	4,907		2,896
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	11		49
Derivative Liabilities
Derivative Liabilities	19		101
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	584		545
FVTPL Securities	1,807		1,984
FVOCI Securities	88		82
Business and Government Loans	2,203		1,736
Derivative Liabilities
Derivative Liabilities	3		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	584		538
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,807		1,984
FVOCI Securities	87		81
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 3		$ 1